UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2012

Check here if Amendment [  ]; Amendment Number:   __
     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        SOCRATIC FUND MANAGEMENT, L.P.
Address:     101 JFK PARKWAY
             SHORT HILLS, NJ  07078


Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:        JONATHAN W. GIBSON
             ------------------
Title:       MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
             ----------------------------------------------------------
Phone:       (973) 921-4700
             --------------



      Signature                      Place                Date of Signing

/S/ JONATHAN W. GIBSON          SHORT HILLS, NJ            JANUARY 24, 2013
----------------------          ---------------           ------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            14

Form 13F Information Table Value Total:            $59,853
                                                  (thousands)




List of Other Included Managers:                   NONE


                                   Title            Value    Share/
                                   of               X        Prn      Share/ Put/  Investment  Other     Voting Authority
Name of Issuer                     Class Cusip      $1000    Amount   Prn    Call  Discretion  Managers  Sole Shared None
ADVANTAGE OIL & GAS LTD CMN        COM   00765F101   5,670   1,750,000 SH          SOLE         No        X
BILL BARRETT CORPORATION CMN       COM   06846N104   3,683     207,000 SH          SOLE         No        X
CALL/CHK @  19 EXP 01/19/2013      CALL  165167907       8       1,000 SH    CALL  SOLE         No                    X
COMSTOCK RESOURCES INC(NEW) CMN    COM   205768203   4,838     320,000 SH          SOLE         No        X
EXCO RESOURCES INC CMN             COM   269279402   5,022     741,750 SH          SOLE         No        X
CALL/XCO @  8 EXP 03/16/2013       CALL  269279902      50       2,500 SH    CALL  SOLE         No                    X
ENCANA CORPORATION CMN             COM   292505104   5,829     295,000 SH          SOLE         No        X
FOREST OIL CORPORATION CMN         COM   346091705   4,451     665,314 SH          SOLE         No        X
PETROQUEST ENERGY, INC. CMN        COM   716748108   3,341     675,000 SH          SOLE         No        X
QEP RESOURCES, INC. CMN            COM   74733V100   6,659     220,000 SH          SOLE         No        X
QUICKSILVER RESOURCES INC CMN      COM   74837R104   4,862   1,700,000 SH          SOLE         No        X
ULTRA PETROLEUM CORP CMN           COM   903914109   7,615     420,000 SH          SOLE         No        X
WPX ENERGY, INC. CMN               COM   98212B103   7,812     525,000 SH          SOLE         No        X
CALL/WPX @  17.5 EXP 01/19/2013    CALL  98212B903      13       2,500 SH    CALL  SOLE         No                    X
                                                    59,853